Document and Entity Information	0 Months Ended
Jul. 25, 2013
Risk/Return:
Document Type	497
Document Period End Date	Jul. 25, 2013
Registrant Name	BNY MELLON FUNDS TRUST
Central Index Key	0001111565
Amendment Flag	false
Document Creation Date	Jul. 25, 2013
Document Effective Date	Jul. 25, 2013
Prospectus Date	Dec. 31, 2012
BNY Mellon Large Cap Market Opportunities Fund | Class M Shares
Risk/Return:
Trading Symbol	MMOMX
BNY Mellon Large Cap Market Opportunities Fund | Investor Shares
Risk/Return:
Trading Symbol	MMOIX
BNY Mellon Tax Sensitive Large Cap Multi-Strategy Fund | Class M Shares
Risk/Return:
Trading Symbol	MTSMX
BNY Mellon Tax Sensitive Large Cap Multi-Strategy Fund | Investor Shares
Risk/Return:
Trading Symbol	MTSIX